Equity - Movement in own shares (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended	12 Months Ended			14 Months Ended
	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance		£ (8,440)	£ (10,156)	£ (11,713)
Ending balance		£ (8,431)	£ (8,440)	£ (10,156)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		227	232	238
Beginning balance		£ 1,936	£ 2,026	£ 2,144
Ending balance (in shares)		223	227	232
Ending balance		£ 1,877	£ 1,936	£ 2,026
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(1)	(1)	(1)
Increase (decrease) due to share based payment transactions		£ (11)	£ (7)	£ (14)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(3)	(4)	(5)
Increase (decrease) due to share based payment transactions		£ (48)	£ (83)	£ (104)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)		3	39	95
Shares purchased - share buyback programme	£ 1,250	£ 109	£ 1,282	£ 2,775	£ 1,000
Shares cancelled (in shares)		(3)	(39)	(95)
Shares cancelled		£ (109)	£ (1,282)	£ (2,775)